Reportable Segments (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Total net sales	$ 1,188,883	$ 1,047,312	$ 4,825,743	$ 4,605,289	$ 3,757,933
Segment profit:
Total segment profit	257,275	240,758	1,102,168	1,032,131	682,526
Interest income	302	433	2,512	2,793	6,993
Interest - net	(15,422)	(16,539)	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(5,151)	(4,340)	(19,896)	(20,687)	(14,043)
Merger and integration costs	(4,685)	(2,656)	(11,194)	(33,692)	(72,666)
Cost of products sold - restructuring	(9,666)	(9,453)	(54,089)	(3,870)	0
Cost of products sold - merger and integration	(760)	0
Other restructuring costs	(9,897)	(18,104)	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(46,413)	(41,038)	(184,849)	(181,132)	(133,313)
Other (expense) income - net	1,243	693	(26)	2,238	(725)
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
U.S. Retail Coffee Market [Member]
Net sales:
Total net sales	500,109	393,570	1,930,869	1,700,458	855,571
Segment profit:
Total segment profit	139,711	111,882	536,133	484,006	211,113
U.S. Retail Consumer Foods [Member]
Net sales:
Total net sales	459,500	448,522	1,953,043	2,004,700	2,072,532
Segment profit:
Total segment profit	79,019	93,355	406,455	407,721	361,171
International Foodservice And Natural Foods [Member]
Net sales:
Total net sales	229,274	205,220	941,831	900,131	829,830
Segment profit:
Total segment profit	38,545	35,521	159,580	140,404	110,242
Business Combination [Member]
Segment profit:
Cost of products sold - merger and integration	$ (760)	$ 0